Warrants - Schedule of Public Warrant Activity (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Detail Related to Public Warrant Activity [Line Items]
Number of warrant, beginning balance	12,524,392	12,526,392
Weighted average exercise price, beginning balance	$ 11.5	$ 11.5
Number of Warrants, Exercised		(2,000)
Weighted Average Exercise Price, Exercised	$ 11.5	$ 11.5
Number of warrants, Ending balance	12,524,392	12,524,392
Weighted average exercise price, Ending balance	$ 11.5	$ 11.5